Profit from operations (Tables)	12 Months Ended
Dec. 31, 2018
Profit From Operations [Abstract]
Summary of Employee Benefit Costs

(a) Employee benefit costs

	2018 £m	2017 £m	2016 £m

Wages and salaries	2,463	2,131	1,882

Social security costs	207	216	207

Other pension and retirement benefit costs (note 12)	212	215	101

Share-based payments – equity and cash-settled (note 25)	123	117	84

	3,005	2,679	2,274

Summary of Depreciation Amortisation and Impairment Costs

(b) Depreciation, amortisation and impairment costs

		2018 £m	2017 £m	2016 £m

Intangibles	– amortisation and impairment of trademarks and similar intangibles (note 3(f))	377	383	149

	– amortisation and impairment of other intangibles	111	140	81

Property, plant and equipment	– depreciation and impairment	550	379	377

		1,038	902	607

Summary of Other Operating Expenses

(c) Other operating expenses include:

	2018 £m	2017 £m	2016 £m

Research and development expenses (excluding employee benefit costs and depreciation)	105	80	53

Exchange differences	(15)	(6)	(2)

Hedge ineffectiveness within operating profit	(8)	–	–

Rent of plant and equipment (operating leases)

– minimum lease payments	61	41	20

Rent of property (operating leases)

– minimum lease payments	110	85	51

Auditor's remuneration

Total expense for audit services pursuant to legislation:

– fees to KPMG LLP for Parent Company and Group audit	6.3	6.3	2.0

– fees to KPMG LLP firms and associates for local statutory and Group reporting audits	8.8	11.3	7.2

Total audit fees expense – KPMG LLP firms and associates	15.1	17.6	9.2

Audit fees expense to other firms	0.2	0.2	–

Total audit fees expense	15.3	17.8	9.2

Fees to KPMG LLP firms and associates for other services:

– audit-related assurance services	9.4	8.0	0.2

– other assurance services	0.3	4.1	0.1

– tax advisory services	–	–	0.2

– tax compliance	–	0.2	0.3

– audit of defined benefit schemes of the Company	0.4	–	–

– other non-audit services	–	–	1.4

	10.1	12.3	2.2

Summary of Restructuring and Integration Costs

	2018 £m	2017 £m	2016 £m

Employee benefit costs	176	193	240

Depreciation, amortisation and impairment costs	48	85	64

Other operating expenses	145	330	325

Other operating income	(6)	(8)	(26)

	363	600	603